UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2015

LEGG MASON BW

DYNAMIC

LARGE CAP

VALUE FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation by quantitatively investing in U.S. equities.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason BW Dynamic Large Cap Value Fund for the period since the Fund’s inception on October 31, 2014 through March 31, 2015. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

April 24, 2015

II	Legg Mason BW Dynamic Large Cap Value Fund

Investment commentary

This Investment Commentary covers the Fund’s initial reporting period (the Fund’s inception on October 31, 2014 through March 31, 2015).

Economic review

The U.S. economy continued to expand, but the pace sharply decelerated during the period from October 31, 2014 through March 31, 2015 (the “reporting period”). The U.S. Department of Commerce reported that third quarter 2014 U.S. gross domestic product (“GDP”)i growth was 5.0%, its strongest reading since the third quarter of 2003. This was driven by contributions from personal consumption expenditures (“PCE”), exports, nonresidential fixed investment and government spending. However, fourth quarter 2014 GDP growth was a modest 2.2%. The deceleration in growth primarily reflected an upturn in imports, a downturn in federal government spending and moderating nonresidential fixed investment. After the reporting period ended, the U.S. Department of Commerce reported that its initial estimate for first quarter 2015 GDP growth was 0.2%. Slower growth was attributed to a number of factors, including a deceleration in PCE and downturns in exports, nonresidential fixed investment and state and local government spending.

Activity in the U.S. manufacturing sector also moderated during the reporting period. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during every month of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). After a reading of 57.9 in October 2014, the PMI decelerated over the remainder of the reporting period and the PMI was 51.5 in March 2015.

The labor market was largely a tailwind for the economy during the reporting period. When the period began, unemployment was 5.7%, as reported by the U.S. Department of Labor. After ticking up to 5.8% in November, unemployment generally declined during reporting period and was 5.5% in March 2015, equaling its lowest level since May 2008.

Legg Mason BW Dynamic Large Cap Value Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. The Fed also ended its asset purchase program that was announced in December 2012. In December 2014, the Fed said that “it can be patient in beginning to normalize the stance of monetary policy.” Finally, at its meeting that ended on April 29, 2015, after the reporting period ended, the Fed said “…economic growth slowed during the winter months, in part reflecting transitory factors…The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market generated positive results over the reporting period. Stocks got off to a solid start as they rallied sharply in October and November 2014, given signs that the economy was gaining momentum and corporate profits often exceeded expectations. After treading water in December, the market declined in January 2015. This setback was triggered by several flights to quality due to concerns over global growth and geopolitical issues. The market then rallied sharply in February given strong investor risk appetite, but weakened again in March. All told, the S&P 500 Indexv gained 3.40% during the reporting period.

Looking at the U.S. stock market more closely, small-cap stocks generated the best returns, with the Russell 2000 Indexvi returning 7.38% during the reporting period. Large-cap stocks, as measured by the Russell 1000 Indexvii, returned 4.01% and mid-cap stocks, as measured by the Russell Midcap Indexviii rose 6.84%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned 6.35% and 2.11%, respectively, during the reporting period.

Performance review

For the period since inception on October 31, 2014 through March 31, 2015, Class IS shares of Legg Mason BW Dynamic Large Cap Value Fund, excluding sales charges, returned 5.24%. The Fund’s unmanaged benchmarks, the Russell 1000 Value Indexxi and the S&P 500 Index, returned 1.93% and 3.40%, respectively, for the same period. The Lipper Large-Cap Value Funds Category Average1 returned 2.29% for the five-month period ended March 31, 2015.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the five-month period ended March 31, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 539 funds in the Fund’s Lipper category, and excluding sales charges.

IV	Legg Mason BW Dynamic Large Cap Value Fund

Performance Snapshot as of March 31, 2015 (unaudited)
(excluding sales charges)	Since Inception
Legg Mason BW Dynamic Large Cap Value Fund:
Class A	5.37	%†
Class C	4.95	%†
Class R	5.11	%†
Class I	5.30	%†
Class IS	5.24	%‡
Russell 1000 Value Index	1.93	%*
S&P 500 Index	3.40	%*
Lipper Large-Cap Value Funds Category Average[1]	2.29	%*

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized. Results for longer periods will differ, in some cases, substantially.

The Fund is the successor to a private fund (the “Predecessor”). On October 31, 2014, the Predecessor transferred its assets to the Fund in exchange for the Fund’s Class IS shares.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

† The inception date for Class A, Class C, Class R and Class I shares was November 3, 2014.

‡ The inception date for Class IS shares was October 31, 2014.

* For the period October 31, 2014 through March 31, 2015.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated October 31, 2014, the gross total annual operating expense ratios for Class A, Class C, Class R, Class I and Class IS shares were 1.37%, 2.12%, 1.62%, 1.02%, and 0.92%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 1.10% for Class A shares, 1.85% for Class C shares, 1.35% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares. In addition, the total annual fund operating expenses of Class IS shares will not exceed total annual

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the five-month period ended March 31, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 539 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason BW Dynamic Large Cap Value Fund	V

Investment commentary (cont’d)

fund operating expenses of Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

April 24, 2015

RISKS: Equity securities are subject to price fluctuation and possible loss of principal. Large-capitalization value stocks may underperform the overall equity market for long periods. The manager’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. The value of the Fund’s investments held for cash management or defensive investing purposes may be affected by changing interest rates and changes in the underlying investments’ credit ratings.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	Legg Mason BW Dynamic Large Cap Value Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

viii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

ix

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xi

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

Legg Mason BW Dynamic Large Cap Value Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2015. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Legg Mason BW Dynamic Large Cap Value Fund 2015 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2014 and held for the six months ended March 31, 2015, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return							Based on hypothetical total return[6]
	Actual Total Return Without Sales Charge[1]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period			Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[7]
Class A2	5.37%	$1,000.00	$1,053.70	0.66%	$2.75	[3]	Class A	5.00%	$1,000.00	$1,021.64	0.66%	$3.33
Class C2	4.95	1,000.00	1,049.50	1.47	6.11	[3]	Class C	5.00	1,000.00	1,017.60	1.47	7.39
Class R2	5.11	1,000.00	1,051.10	1.00	4.16	[3]	Class R	5.00	1,000.00	1,019.95	1.00	5.04
Class I2	5.30	1,000.00	1,053.00	0.65	2.71	[3]	Class I	5.00	1,000.00	1,021.69	0.65	3.28
Class IS4	5.24	1,000.00	1,052.40	0.65	2.72	[5]	Class IS	5.00	1,000.00	1,021.69	0.65	3.28

2	Legg Mason BW Dynamic Large Cap Value Fund 2015 Semi-Annual Report

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]	For the period November 3, 2014 (inception date) to March 31, 2015.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (148), then divided by 365.

[4]	For the period October 31, 2014 (inception date) to March 31, 2015.

[5]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (149), then divided by 365.

[6]	For the six months ended March 31, 2015.

[7]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

Legg Mason BW Dynamic Large Cap Value Fund 2015 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2015

Legg Mason BW Dynamic Large Cap Value Fund

Security	Shares	Value
Common Stocks — 98.1%
Consumer Discretionary — 18.4%
Auto Components — 0.4%
Lear Corp.	437	$48,428
Visteon Corp.	372	35,861	*
Total Auto Components		84,289
Diversified Consumer Services — 0.2%
Graham Holdings Co., Class B	40	41,985
Household Durables — 0.0%
NVR Inc.	6	7,972	*
Media — 10.4%
Discovery Communications Inc., Class A Shares	620	19,071	*
Time Warner Cable Inc.	2,691	403,327
Time Warner Inc.	8,280	699,163
Twenty-First Century Fox Inc.	15,160	513,015
Viacom Inc., Class B Shares	5,160	352,428
Total Media		1,987,004
Multiline Retail — 3.8%
Dillard’s Inc., Class A Shares	626	85,455
Dollar General Corp.	1,831	138,021	*
Kohl’s Corp.	3,052	238,819
Macy’s Inc.	3,921	254,512
Total Multiline Retail		716,807
Specialty Retail — 3.4%
AutoNation Inc.	879	56,546	*
Bed Bath & Beyond Inc.	1,849	141,957	*
Foot Locker Inc.	1,237	77,931
GameStop Corp., Class A Shares	1,470	55,801
Gap Inc.	3,705	160,538
GNC Holdings Inc., Class A Shares	748	36,705
Staples Inc.	5,959	97,042
Urban Outfitters Inc.	263	12,006	*
Total Specialty Retail		638,526
Textiles, Apparel & Luxury Goods — 0.2%
Fossil Group Inc.	338	27,868	*
Total Consumer Discretionary		3,504,451
Consumer Staples — 7.9%
Beverages — 0.6%
Coca-Cola Enterprises Inc.	2,692	118,987

See Notes to Financial Statements.

4	Legg Mason BW Dynamic Large Cap Value Fund 2015 Semi-Annual Report

Legg Mason BW Dynamic Large Cap Value Fund

Security	Shares	Value
Food & Staples Retailing — 5.9%
CVS Health Corp.	8,371	$863,971
Kroger Co.	3,223	247,075
Total Food & Staples Retailing		1,111,046
Food Products — 1.4%
Archer-Daniels-Midland Co.	4,758	225,529
Ingredion Inc.	527	41,011
Total Food Products		266,540
Total Consumer Staples		1,496,573
Energy — 10.7%
Energy Equipment & Services — 1.5%
Baker Hughes Inc.	1,878	119,403
Cameron International Corp.	1,525	68,808	*
Diamond Offshore Drilling Inc.	613	16,422
Nabors Industries Ltd.	2,134	29,129
National-Oilwell Varco Inc.	733	36,643
Oceaneering International Inc.	177	9,546
Superior Energy Services Inc.	267	5,965
Total Energy Equipment & Services		285,916
Oil, Gas & Consumable Fuels — 9.2%
CVR Energy Inc.	664	28,260
Hess Corp.	2,707	183,724
Marathon Petroleum Corp.	4,225	432,598
Murphy Oil Corp.	1,619	75,445
Phillips 66	5,798	455,723
Tesoro Corp.	1,065	97,224
Valero Energy Corp.	7,406	471,169
Total Oil, Gas & Consumable Fuels		1,744,143
Total Energy		2,030,059
Financials — 16.9%
Banks — 1.1%
CIT Group Inc.	1,635	73,771
KeyCorp	8,951	126,746
Total Banks		200,517
Capital Markets — 5.6%
Ameriprise Financial Inc.	2,768	362,165
Bank of New York Mellon Corp.	5,200	209,248
Invesco Ltd.	1,301	51,637
State Street Corp.	6,037	443,901
Total Capital Markets		1,066,951

See Notes to Financial Statements.

Legg Mason BW Dynamic Large Cap Value Fund 2015 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2015

Legg Mason BW Dynamic Large Cap Value Fund

Security	Shares	Value
Consumer Finance — 2.2%
Credit Acceptance Corp.	112	$21,840	*
Discover Financial Services	4,847	273,128
Navient Corp.	5,924	120,435
Total Consumer Finance		415,403
Diversified Financial Services — 0.1%
Voya Financial Inc.	562	24,228
Insurance — 7.9%
Allied World Assurance Co. Holdings AG	766	30,946
Allstate Corp.	2,606	185,469
Assured Guaranty Ltd.	1,688	44,546
Axis Capital Holdings Ltd.	1,170	60,349
Chubb Corp.	2,037	205,941
Everest Re Group Ltd.	410	71,340
Hartford Financial Services Group Inc.	3,565	149,088
PartnerRe Ltd.	735	84,033
RenaissanceRe Holdings Ltd.	431	42,984
Travelers Cos. Inc.	5,034	544,326
Validus Holdings Ltd.	833	35,069
W.R. Berkley Corp.	1,051	53,086
Total Insurance		1,507,177
Total Financials		3,214,276
Health Care — 9.5%
Health Care Providers & Services — 9.5%
Anthem Inc.	4,235	653,926
CIGNA Corp.	2,206	285,545
UnitedHealth Group Inc.	7,355	870,023
Total Health Care		1,809,494
Industrials — 11.3%
Aerospace & Defense — 5.4%
General Dynamics Corp.	1,842	250,015
L-3 Communications Holdings Inc.	549	69,059
Northrop Grumman Corp.	3,250	523,120
Raytheon Co.	1,710	186,817
Total Aerospace & Defense		1,029,011
Airlines — 0.3%
Alaska Air Group Inc.	728	48,179
Commercial Services & Supplies — 0.4%
ADT Corp.	1,619	67,221

See Notes to Financial Statements.

6	Legg Mason BW Dynamic Large Cap Value Fund 2015 Semi-Annual Report

Legg Mason BW Dynamic Large Cap Value Fund

Security	Shares	Value
Construction & Engineering — 0.3%
Fluor Corp.	1,133	$64,762
Machinery — 4.9%
AGCO Corp.	380	18,103
Caterpillar Inc.	4,715	377,341
Deere & Co.	2,529	221,768
Dover Corp.	1,671	115,500
Joy Global Inc.	788	30,874
Oshkosh Corp.	609	29,713
Pentair PLC	1,544	97,102
SPX Corp.	366	31,073
Timken Co.	377	15,887
Total Machinery		937,361
Total Industrials		2,146,534
Information Technology — 19.4%
Communications Equipment — 0.2%
Brocade Communications Systems Inc.	3,805	45,146
Electronic Equipment, Instruments & Components — 1.9%
Arrow Electronics Inc.	456	27,884 *
Corning Inc.	14,189	321,807
FLIR Systems Inc.	495	15,484
Total Electronic Equipment, Instruments & Components		365,175
Internet Software & Services — 1.2%
Yahoo! Inc.	5,050	224,397	*
IT Services — 1.3%
DST Systems Inc.	344	38,084
Xerox Corp.	17,009	218,566
Total IT Services		256,650
Semiconductors & Semiconductor Equipment — 4.5%
Intel Corp.	22,722	710,517
NVIDIA Corp.	4,386	91,777
Xilinx Inc.	1,228	51,944
Total Semiconductors & Semiconductor Equipment		854,238
Technology Hardware, Storage & Peripherals — 10.3%
Apple Inc.	8,235	1,024,681
Hewlett-Packard Co.	13,590	423,464
International Business Machines Corp.	2,366	379,743
SanDisk Corp.	2,024	128,767
Total Technology Hardware, Storage & Peripherals		1,956,655
Total Information Technology		3,702,261

See Notes to Financial Statements.

Legg Mason BW Dynamic Large Cap Value Fund 2015 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2015

Legg Mason BW Dynamic Large Cap Value Fund

Security		Shares	Value
Materials — 3.6%
Chemicals — 3.3%
Albemarle Corp.		606	$32,021
CF Industries Holdings Inc.		687	194,888
LyondellBasell Industries NV, Class A Shares		4,507	395,715
Total Chemicals			622,624
Containers & Packaging — 0.3%
Bemis Co. Inc.		463	21,442
MeadWestvaco Corp.		913	45,531
Total Containers & Packaging			66,973
Total Materials			689,597
Utilities — 0.4%
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.		1,261	16,204
Calpine Corp.		2,851	65,202	*
Total Utilities			81,406
Total Investments before Short-Term Investments (Cost — $17,629,884)			18,674,651

	Rate
Short-Term Investments — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $260,510)	0.097%	260,510	260,510
Total Investments — 99.5% (Cost — $17,890,394#)			18,935,161
Other Assets in Excess of Liabilities — 0.5%			100,585
Total Net Assets — 100.0%			$19,035,746

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

8	Legg Mason BW Dynamic Large Cap Value Fund 2015 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2015

Assets:
Investments, at value (Cost — $17,890,394)	$18,935,161
Deferred offering costs	81,084
Receivable for Fund shares sold	30,000
Dividends and interest receivable	20,011
Receivable from investment manager	14,203
Prepaid expenses	17,666
Total Assets	19,098,125

Liabilities:
Payable for securities purchased	24,421
Payable for offering and organization costs	5,452
Trustees’ fees payable	297
Service and/or distribution fees payable	39
Accrued expenses	32,170
Total Liabilities	62,379
Total Net Assets	$19,035,746

Net Assets:
Par value (Note 7)	$18
Paid-in capital in excess of par value	18,135,990
Undistributed net investment income	36,881
Accumulated net realized loss on investments	(76,058)
Net unrealized appreciation on investments	938,915
Total Net Assets	$19,035,746

Shares Outstanding:
Class A	18,211
Class C	1,002
Class R	1,003
Class I	6,009
Class IS	1,790,092

Net Asset Value:
Class A (and redemption price)	$10.50
Class C*	$10.47
Class R (and redemption price)	$10.48
Class I (and redemption price)	$10.49
Class IS (and redemption price)	$10.48
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$11.14

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason BW Dynamic Large Cap Value Fund 2015 Semi-Annual Report	9

Statement of operations (unaudited)

For the Period Ended March 31, 2015†

Investment Income:
Dividends	$167,182
Interest	67
Total Investment Income	167,249

Expenses:
Offering costs (Note 1)	65,987
Investment management fee (Note 2)	42,577
Organization costs (Note 1)	28,539
Shareholder reports	13,464
Legal fees	10,285
Fund accounting fees	7,562
Audit and tax fees	6,732
Registration fees	5,314
Custody fees	2,263
Trustees’ fees	796
Transfer agent fees (Note 5)	708
Service and/or distribution fees (Notes 2 and 5)	113
Miscellaneous expenses	2,106
Total Expenses	186,446
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(136,078)
Net Expenses	50,368
Net Investment Income	116,881

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Loss from Investment Transactions	(76,058)
Change in Net Unrealized Appreciation (Depreciation) from Investments	938,915
Net Gain on Investments	862,857
Increase in Net Assets from Operations	$979,738

†	For the period October 31, 2014 (inception date) to March 31, 2015 (unaudited).

See Notes to Financial Statements.

10	Legg Mason BW Dynamic Large Cap Value Fund 2015 Semi-Annual Report

Statement of changes in net assets

For the Period Ended March 31, 2015 (unaudited)	2015†

Operations:
Net investment income	$116,881
Net realized loss	(76,058)
Change in net unrealized appreciation (depreciation)	938,915
Increase in Net Assets from Operations	979,738

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(80,000)
Decrease in Net Assets from Distributions to Shareholders	(80,000)

Fund Share Transactions (Note 7):
In-kind capital contribution (Note 8)	18,427,118
Net proceeds from sale of shares	268,890
Reinvestment of distributions	80,000
Cost of shares repurchased	(640,000)
Increase in Net Assets from Fund Share Transactions	18,136,008
Increase in Net Assets	19,035,746

Net Assets:
Beginning of period	—
End of period*	$19,035,746
*Includesundistributed net investment income of:	$36,881

†	For the period October 31, 2014 (inception date) to March 31, 2015 (unaudited).

See Notes to Financial Statements.

Legg Mason BW Dynamic Large Cap Value Fund 2015 Semi-Annual Report	11

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2015[2]

Net asset value, beginning of period	$10.00

Income from operations:
Net investment income	0.06
Net realized and unrealized gain	0.48
Total income from operations	0.54

Less distributions from:
Net investment income	(0.04)
Total distributions	(0.04)

Net asset value, end of period	$10.50
Total return[3]	5.37%

Net assets, end of period (000s)	$191

Ratios to average net assets:
Gross expenses[4]	2.41%
Net expenses[4,5,6,7]	0.66
Net investment income[4]	1.58

Portfolio turnover rate[8]	30%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period November 3, 2014 (inception date) to March 31, 2015 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

12	Legg Mason BW Dynamic Large Cap Value Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2015[2]

Net asset value, beginning of period	$10.00

Income from operations:
Net investment income	0.02
Net realized and unrealized gain	0.47
Total income from operations	0.49

Less distributions from:
Net investment income	(0.02)
Total distributions	(0.02)

Net asset value, end of period	$10.47
Total return[3]	4.95%

Net assets, end of period (000s)	$10

Ratios to average net assets:
Gross expenses[4]	3.28%
Net expenses[4,5,6,7]	1.47
Net investment income[4]	0.57

Portfolio turnover rate[8]	30%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period November 3, 2014 (inception date) to March 31, 2015 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

Legg Mason BW Dynamic Large Cap Value Fund 2015 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class R Shares[1]	2015[2]

Net asset value, beginning of period	$10.00

Income from operations:
Net investment income	0.04
Net realized and unrealized gain	0.47
Total income from operations	0.51

Less distributions from:
Net investment income	(0.03)
Total distributions	(0.03)

Net asset value, end of period	$10.48
Total return[3]	5.11%

Net assets, end of period (000s)	$11

Ratios to average net assets:
Gross expenses[4]	2.78%
Net expenses[4,5,6,7]	1.00
Net investment income[4]	1.03

Portfolio turnover rate[8]	30%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period November 3, 2014 (inception date) to March 31, 2015 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

14	Legg Mason BW Dynamic Large Cap Value Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2015[2]

Net asset value, beginning of period	$10.00

Income from operations:
Net investment income	0.06
Net realized and unrealized gain	0.47
Total income from operations	0.53

Less distributions from:
Net investment income	(0.04)
Total distributions	(0.04)

Net asset value, end of period	$10.49
Total return[3]	5.30%

Net assets, end of period (000s)	$63

Ratios to average net assets:
Gross expenses[4]	2.13%
Net expenses[4,5,6,7]	0.65
Net investment income[4]	1.40

Portfolio turnover rate[8]	30%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period November 3, 2014 (inception date) to March 31, 2015 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

Legg Mason BW Dynamic Large Cap Value Fund 2015 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2015[2]

Net asset value, beginning of period	$10.00

Income from operations:
Net investment income	0.06
Net realized and unrealized gain	0.46
Total income from operations	0.52

Less distributions from:
Net investment income	(0.04)
Total distributions	(0.04)

Net asset value, end of period	$10.48
Total return[3]	5.24%

Net assets, end of period (000s)	$18,761

Ratios to average net assets:
Gross expenses[4]	2.41%
Net expenses[4,5,6,7]	0.65
Net investment income[4]	1.51

Portfolio turnover rate[8]	30%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period October 31, 2014 (inception date) to March 31, 2015 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

16	Legg Mason BW Dynamic Large Cap Value Fund 2015 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Dynamic Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 pm (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the

Legg Mason BW Dynamic Large Cap Value Fund 2015 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18	Legg Mason BW Dynamic Large Cap Value Fund 2015 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$18,674,651	—	—	$18,674,651
Short-term investments†	260,510	—	—	260,510
Total investments	$18,935,161	—	—	$18,935,161

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to

Legg Mason BW Dynamic Large Cap Value Fund 2015 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(g) Organization costs. Organization costs associated with the establishment of the Fund are charged to expense as they are incurred.

(h) Offering costs. Costs incurred by the Fund in connection with the commencement of the Fund’s operations are being amortized on a straight line basis over twelve months.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions and has concluded that as of March 31, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s investment adviser. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets.

20	Legg Mason BW Dynamic Large Cap Value Fund 2015 Semi-Annual Report

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the investment adviser the day-to-day portfolio management of the Fund. LMPFA pays Brandywine Global 90% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R, Class I and Class IS shares will not exceed 1.10%, 1.85%, 1.35%, 0.75% and 0.65%, respectively. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

During the period ended March 31, 2015, fees waived and/or expenses reimbursed amounted to $136,078.

The investment manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the investment manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2015, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class R	Class I	Class IS
Expires September 30, 2018	$349	$76	$74	$221	$135,358
Total fee waivers/expense reimbursements subject to recapture	$349	$76	$74	$221	$135,358

During the period ended March 31, 2015, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Legg Mason BW Dynamic Large Cap Value Fund 2015 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

For the period ended March 31, 2015, LMIS and its affiliates retained sales charges of $15,811 on sales of the Fund’s Class A shares. In addition, there were no CDSCs paid to LMIS and its affiliates for the period ended March 31, 2015.

Under a Deferred Compensation Plan (the “Plan”), Trustees may elect to defer receipt of all or a specified portion of their compensation. A participating Trustee may select one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

During the reporting period, all officers and two Trustees of the Trust were employees of Legg Mason or its affiliates and did not receive compensation from the Trust.

3. Investments

During the period ended March 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$5,561,624	*
Sales	5,965,102

*	Excludes the cost of portfolio securities received as a result of a contribution in-kind, totaling $18,109,421.

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,699,246
Gross unrealized depreciation	(654,479)
Net unrealized appreciation	$1,044,767

4. Derivative instruments and hedging activities

During the period ended March 31, 2015, the Fund did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the period ended March 31, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A†	$50	$11
Class C†	42	10
Class R†	21	10
Class I†	—	10
Class IS*	—	667
Total	$113	$708

†	For the period November 3, 2014 (inception date) to March 31, 2015.

*	For the period October 31, 2014 (inception date) to March 31, 2015.

22	Legg Mason BW Dynamic Large Cap Value Fund 2015 Semi-Annual Report

For the period ended March 31, 2015, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A†	$349
Class C†	76
Class R†	74
Class I†	221
Class IS*	135,358
Total	$136,078

†	For the period November 3, 2014 (inception date) to March 31, 2015.

*	For the period October 31, 2014 (inception date) to March 31, 2015.

6. Distributions to shareholders by class

Period Ended March 31, 2015
Net Investment Income:
Class A†	$46
Class C†	25
Class R†	31
Class I†	39
Class IS*	79,859
Total	$80,000

†	For the period November 3, 2014 (inception date) to March 31, 2015.

*	For the period October 31, 2014 (inception date) to March 31, 2015.

7. Shares of beneficial interest

At March 31, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Period Ended March 31, 2015
	Shares	Amount
Class A†
Shares sold	18,206	$188,890
Shares issued on reinvestment	5	46
Net increase	18,211	$188,936

Class C†
Shares sold	1,000	$10,000
Shares issued on reinvestment	2	25
Net increase	1,002	$10,025

Legg Mason BW Dynamic Large Cap Value Fund 2015 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

	Period Ended March 31, 2015
	Shares	Amount
Class R†
Shares sold	1,000	$10,000
Shares issued on reinvestment	3	31
Net increase	1,003	$10,031

Class I†
Shares sold	6,005	$60,000
Shares issued on reinvestment	4	39
Net increase	6,009	$60,039

Class IS*
In-kind capital contribution	1,842,712	$18,427,118
Shares sold	—	—
Shares issued on reinvestment	7,701	79,859
Shares repurchased	(60,321)	(640,000)
Net increase	1,790,092	$17,866,977

†	For the period November 3, 2014 (inception date) to March 31, 2015.

*	For the period October 31, 2014 (inception date) to March 31, 2015.

8. In-kind transfer of securities

On October 31, 2014, the Fund’s Class IS shares received a contribution in-kind of investment securities, cash and other receivables in the amount of $18,427,118. The securities contributed in-kind had net unrealized appreciation of $105,852. This contribution was determined to be tax-free under the Internal Revenue Code Section 351 and no gain or loss was realized.

24	Legg Mason BW Dynamic Large Cap Value Fund 2015 Semi-Annual Report

Board approval of management and

subadvisory agreements (unaudited)

At its August 2014 meeting, the Fund’s Board of Trustees (the “Board”) approved the management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”) and the subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Brandywine Global Investment Management, LLC (the “Subadviser”). (The Management and Subadvisory Agreements are collectively referred to as the “Agreements.”) The Trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), met with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager and the Subadviser to assist the Board, and in particular the Independent Trustees, in considering the Management and Subadvisory Agreements, respectively.

In voting to approve the Agreements, the Board, including the Independent Trustees, considered whether approval of the Agreements would be in the best interests of the Fund and its shareholders. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each Agreement are reasonable and fair and that it was in the best interest of the Fund and its shareholders to approve the Agreements.

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by the Manager and the Subadviser, under the Management and Subadvisory Agreements, respectively. The Board also considered the supervisory activities to be provided by the Manager over the Subadviser. In addition, the Board received and considered other information regarding the administrative and other services to be rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of other funds in the Legg Mason fund complex, including the Manager’s role in coordinating the activities of the Subadviser and the Fund’s other service providers. The Board’s evaluation of the services to be provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser and the quality of the Manager’s administrative and other services.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel that would be serving the Fund and the portfolio management team that would be primarily responsible for the day-to-day portfolio management of the Fund. The Board discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial strength of the Manager’s parent organization, Legg Mason, Inc.

Legg Mason BW Dynamic Large Cap Value Fund	25

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight to be provided by the Manager. The Board also considered the Subadviser’s brokerage policies and practices, including the standards applied in seeking best execution, the policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures, based upon reports provided in connection with the Board’s oversight of other funds within the Legg Mason fund complex.

The Board received and reviewed historical performance results of a private fund managed by the Subadviser under the same investment strategy it would use to manage the Fund (the “Private Fund”). Following a planned reorganization, the Fund was to become the successor to the Private Fund. The Board noted that the Private Fund (performance gross of any fees) outperformed the Russell 1000 Value Index for the one-year, three-year, five-year and since inception (January 1, 2007) periods ended June 30, 2014.

The Board reviewed and considered the proposed contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and subadvisory services to be provided by the Manager and the Subadviser, respectively. The Board noted that the Manager, and not the Fund, pays the Subadviser. The Board also noted that the Manager would waive fees and reimburse expenses to the extent necessary to maintain specified expense levels until December 31, 2015 unless the Board consents to an earlier termination. In addition, the Manager provided and discussed with the Board a comparison with the fees of another registered investment company in the same investment category managed by the Subadviser. The Board noted that the Contractual Management Fee was lower than the averages of the Fund’s Lipper peer group and a Morningstar customized peer group (quantitatively managed funds only).

With respect to profitability, the Board noted the start-up status of the Fund.

Given the expected asset size of the Fund during the term of the Agreements, the Board noted that although there are no breakpoints included in the Contractual Management Fee, any anticipated economies of scale were appropriately reflected in the Contractual Management Fee.

The Board considered other benefits expected to be received by the Manager and its affiliates, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the structure of the fees, as well as the nature, extent and quality of the services expected to be provided, the Manager’s commitment to the Fund and the ancillary benefits expected to be received, the Board concluded that the Contractual Management Fee was reasonable.

After evaluation of all material factors, the Board concluded that the approval of each Agreement is in the best interest of the Fund.

26	Legg Mason BW Dynamic Large Cap Value Fund

Legg Mason BW

Dynamic Large Cap Value Fund

Trustees

Kenneth D. Fuller

President

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Brandywine Global Investment Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason BW Dynamic Large Cap Value Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Legg Mason BW Dynamic Large Cap Value Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason BW Dynamic Large Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

BWXX117450 5/15 SR15-2484

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	May 22, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	May 22, 2015